Deferred Income Tax and income Tax Expense	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Deferred Income Tax and income Tax Expense
29.	Deferred Income Tax and income Tax Expense
The analysis of deferred tax assets and deferred tax liabilities as at December 31, 2018 and 2019, is as follows:

(In millions of Korean won)	December 31, 2018		December 31, 2019
Deferred tax assets
Deferred tax assets to be recovered within 12 months	￦	428,690	￦	419,889
Deferred tax assets to be recovered after more than 12 months		1,347,985		1,613,836

Deferred tax assets before offsetting		1,776,675		2,033,725

Deferred tax liabilities
Deferred tax liability to be recovered within 12 months		(413,409)		(538,578)
Deferred tax liability to be recovered after more than 12 months		(1,102,682)		(1,495,759)

Deferred tax liabilities before offsetting		(1,516,091)		(2,034,337)

Deferred tax assets after offsetting	￦	465,369	￦	424,856

Deferred tax liabilities after offsetting	￦	204,785	￦	425,468

The gross movements on the deferred income tax account for the years ended December 31, 2018 and 2019, are calculated as follows:

(In millions of Korean won)	2018		2019
Beginning	￦	583,760	￦	260,584
Changes in accounting policy		(374,307)		—
Changes to the statement of operations		15,016		(199,527)
Changes to other comprehensive loss (income)		36,115		(61,669)

Ending	￦	260,584	￦	(612)

The movement in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

(In millions of Korean won)	2018
	Beginning		Changes in accounting policy		Consolidated s tatemen ts of operations		Other comprehensive income		Ending
Deferred tax liabilities
Available-for-sale financial assets	￦	(30,520)	￦	30,520	￦	—	￦	—	￦	—
Investment in subsidiaries, associates, and joint ventures		(96,650)		—		2,867		179		(93,604)
Depreciation		—		—		(424)		—		(424)
Advanced depreciation provision		(248,592)		—		(64,592)		—		(313,184)
Deposits for severance benefits		(387,856)		—		(11,126)		—		(398,982)
Accrued income		(2,150)		—		592		—		(1,558)
Reserve for technology and human resource development		(314)		—		110		—		(204)
Prepaid expenses		—		(352,139)		(17,777)		—		(369,916)
Contract assets		—		(23,663)		12,158		—		(11,505)
Financial assets at fair value through profit or loss		—		(30,856)		30,195		—		(661)
Financial assets at fair value through other comprehensive income		—		(8,587)		(17,638)		(15,573)		(41,798)
Others		(108,749)		—		(175,506)		—		(284,255)

Total	￦	(874,831)	￦	(384,725)	￦	(241,141)	￦	(15,394)	￦	(1,516,091)

Deferred tax assets
Derivative instruments	￦	24,724	￦	—	￦	(26,128)	￦	9,745	￦	8,341
Provision for impairment or trade receivables		121,656		(9,096)		(12,673)		—		99,887
Inventory valuation		—		—		121		—		121
Contribution for construction		18,271		—		(1,471)		—		16,800
Accrued expenses		106,168		—		21,729		—		127,897
Provisions		24,079		—		12,099		—		36,178
Property and equipment		232,074		—		(1,796)		—		230,278
Defined benefit liabilities		467,049		—		3,980		42,813		513,842
Withholding of facilities expenses		7,382		—		(773)		—		6,609
Deduction of installment receivables		—		—		42		—		42
Assets retirement obligation		20,836		—		3,696		—		24,532
Gain or loss foreign currency translation		143		—		10,529		—		10,672

(In millions of Korean won)	2018
	Beginning		Changes in accounting policy		Conso lidated s tatement s of operations		Other comprehensive income		Ending
Deferred revenue		26,334		15,809		(2,502)		—		39,641
Real-estate sales		8,698		661		12,369		—		21,728
Tax loss carryforward		2,699		—		1,364		—		4,063
Trade receivables		—		2,890		(1,293)		—		1,597
Others		247,702		154		284,742		(1,049)		531,549

Total	￦	1,307,815	￦	10,418	￦	304,035	￦	51,509	￦	1,673,777

Temporary difference, net		432,984		(374,307)		62,894		36,115		157,686
Tax credit carryforwards		150,776		—		(47,878)		—		102,898

Total net balance	￦	583,760	￦	(374,307)	￦	15,016	￦	36,115	￦	260,584

(In millions of Korean won)	2019
	Beginning	Changes in accounting policy	Consolidated s tatement s of operations	Other comprehensive income	Ending
Deferred tax liabilities
Derivative instruments	—	—	(10,250)	(648)	(10,898)
Investment in subsidiaries, associates, and joint ventures	(93,604)	—	(14,622)	35	(108,191)
Depreciation	(424)	—	(11,182)	—	(11,606)
Advanced depreciation provision	(313,184)	—	63	—	(313,121)
Deposits for severance benefits	(398,982)	—	(99,126)	1,255	(496,853)
Accrued income	(1,558)	—	17	—	(1,541)
Reserve for technology and human resource development	(204)	—	—	—	(204)
Prepaid expenses	(369,916)	—	(40,947)	—	(410,863)
Contract assets	(11,505)	—	(42,245)	—	(53,750)
Financial assets at fair value through profit or loss	(661)	—	338	—	(323)
Financial assets at fair value through other comprehensive income	(41,798)	—	(3,556)	(58,483)	(103,837)
Others	(284,255)	—	(238,725)	(170)	(523,150)

Total	(1,516,091)	—	(460,235)	(58,011)	(2,034,337)

Deferred tax assets
Derivative instruments	8,341	—	(850)	(7,491)	—
Provision for impairment or trade receivables	99,887	—	(15,816)	—	84,071
Inventory valuation	121	—	(98)	—	23
Contribution for construction	16,800	—	(646)	—	16,154
Unsettled expenses	127,897	—	32,539	—	160,436
Provisions	36,178	—	(3,354)	—	32,824
Property and equipment	230,278	—	(1,623)	—	228,655
Defined benefit liabilities	513,842	—	48,847	6,782	569,471
Withholding of facilities expenses	6,609	—	(426)	—	6,183
Deduction of installment receivables	42	—	6	—	48
Assets retirement obligation	24,532	—	4,484	—	29,016
Gain or loss foreign currency translation	10,672	—	10,005	—	20,677
Deferred revenue	39,641	—	(3,841)	—	35,800

(In millions of Korean won)	2019
	Beginning	Changes in accounting policy	Consolidated s tatement s of operations	Other comprehensive income	Ending
Real-estate sales	21,728	—	(8,043)	—	13,685
Others	537,209	—	174,177	(2,949)	708,437

Total	1,673,777	—	235,361	(3,658)	1,905,480

Temporary difference, net	157,686	—	(224,874)	(61,669)	(128,857)
Tax credit carryforwards	102,898	—	25,347	—	128,245

Total net balance	260,584	—	(199,527)	(61,669)	(612)

The tax impacts recognized directly to equity as at December 31, 2017, 2018, and 2019, are as follows:

	2017						2018						2019
(In millions of Korean won)	Before recognition		Tax effect		After recognition		Before recognition		Tax effect		After recognition		Before recognition		Tax effect		After recognition
Loss on valuation of available-for-sale securities	￦	(5,561)	￦	1,346	￦	4,215)	￦	—	￦	—	￦	—	￦	—	￦	—	￦	—
Gain on valuation of financial assets at fair value through other comprehensive income		—		—		—		59,384		(15,573)		43,811		225,635		(58,483)		167,152
Gain (loss) on valuation of hedge instruments		40,694		(9,848)		30,846		(36,756)		9,745		(27,011)		31,003		(8,139)		22,864
Remeasurements of net defined benefit liabilities		(110,768)		26,806		(83,962)		(116,324)		42,813		(73,511)		(33,814)		8,037		(25,777)
Share of gain(loss) of associates and joint ventures, and others		13,410		(3,245)		10,165		(1,036)		179		(857)		4,493		(1,327)		3,166
Exchange differences on translation for foreign operations		(27,865)		6,743		(21,122)		3,989		(1,049)		2,940		6,692		(1,759)		4,933

Total	￦	(90,090)	￦	21,802	￦	(68,288)	￦	(90,743)	￦	36,115	￦	(54,628)	￦	234,009	￦	(61,671)	￦	172,338

Details of income tax expense for the years ended December 31, 2017, 2018 and 2019, are calculated as follows:

(In millions of Korean won)	2017		2018		2019
Current income tax expense	￦	268,885	￦	329,581	￦	120,533
Impact of change in deferred taxes		1,771		(15,016)		199,527

Income tax expense	￦	270,656	￦	314,565	￦	320,060

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the entities as follows:

(In millions of Korean won)	2017		2018		2019
Profit before income tax expense	￦	816,997	￦	1,033,977	￦	1,019,334

Statutory income tax expense	￦	197,251	￦	273,982	￦	269,955
Tax effect
Income not taxable for taxation purposes		(19,268)		(85,322)		(1,265)
Non-deductible expenses		39,746		18,126		19,543
Tax credit		(27,211)		(20,319)		(39,190)
Additional payment of income taxes		976		11,439		3,832
Tax effect and adjustment on consolidation
Goodwill impairment		20,475		137		159
Eliminated dividend income form subsidiaries		34,305		31,966		21,917
Changes of out-side tax effect		17,990		618		13,539
Investment in-kind		—		82,820		—
Intangible Asset impairment and amortization		—		—		14,052
Reversal expenses of contract cost assets		—		—		11,213
Others		6,392		1,118		6,305

Income tax expense	￦	270,656	￦	314,565	￦	320,060